Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 9,740	$ 12,130
Accounts receivable - net of related allowance for credit loss of $1,221 and $1,235	20,215	22,636
Prepaid expenses	1,822	1,631
Other current assets	20,231	18,364
Total current assets	52,008	54,761
Noncurrent Inventories and Theatrical Film and Television Production Costs	14,752	12,434
Property, Plant and Equipment – Net	127,315	130,128
Goodwill	135,259	146,241
Licenses – Net	93,840	97,907
Other Intangible Assets – Net	15,386	20,798
Investments in and Advances to Equity Affiliates	1,780	3,695
Operating Lease Right-Of-Use Assets	24,714	24,039
Other Assets	23,617	22,754
Total Assets	525,761	551,669
Current Liabilities
Debt maturing within one year	3,470	11,838
Accounts payable and accrued liabilities	49,032	45,956
Advanced billings and customer deposits	6,176	6,124
Accrued taxes	1,019	1,212
Dividends payable	3,741	3,781
Total current liabilities	63,438	68,911
Long-Term Debt	153,775	151,309
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	60,472	59,502
Postemployment benefit obligation	18,276	18,788
Operating lease liabilities	22,202	21,804
Other noncurrent liabilities	28,358	29,421
Total deferred credits and other noncurrent liabilities	129,308	129,515
Stockholders’ Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2020 and December 31, 2019: issued 7,620,748,598 at December 31, 2020 and December 31, 2019)	7,621	7,621
Additional paid-in capital	130,175	126,279
Retained earnings	37,457	57,936
Treasury stock (494,826,583 at December 31, 2020 and 366,193,458 at December 31, 2019, at cost)	(17,910)	(13,085)
Accumulated other comprehensive income	4,330	5,470
Noncontrolling interest	17,567	17,713
Total stockholders’ equity	179,240	201,934
Total Liabilities and Stockholders’ Equity	525,761	551,669
Series A (48,000 issued and outstanding at December 31, 2020 and December 31, 2019)
Stockholders’ Equity
Preferred stock ($1 par value, 10,000,000 authorized):	0	0
Series B (20,000 issued and outstanding at December 31, 2020 and 0 issued and outstanding at December 31, 2019)
Stockholders’ Equity
Preferred stock ($1 par value, 10,000,000 authorized):	0	0
Series C (70,000 issued and outstanding at December 31, 2020 and 0 issued and outstanding at December 31, 2019)
Stockholders’ Equity
Preferred stock ($1 par value, 10,000,000 authorized):	0	0
Trademarks And Trade Names - Net
Current Assets
Finite-Lived Intangible Assets - Net	23,297	23,567
Distribution Networks – Net
Current Assets
Finite-Lived Intangible Assets - Net	$ 13,793	$ 15,345